Short-term bank loans and other debt	6 Months Ended
Jun. 30, 2018
Short-term bank loans and other debt [Abstract]
Short-term bank loans and other debt
6.	Short-term bank loans and other debt

Short-term bank loans represent amounts due to various banks and short-term other debt represent amounts due to trust companies, which are due on the dates indicated below. Short-term bank loans and other debt as of December 31, 2017 and June 30, 2018 consisted of the following:

	December 31,	June 30,
	2017	2018
	US$	US$
Loan from The Bank of East Asia
Due June 1, 2018, at 1.10% plus 3 month LIBOR (2)	34,421,617	-
Due June 1, 2019, at 1.10% plus 3 month LIBOR (2)	-	34,421,617
Due September 27, 2018, at 1.10% plus 3 month LIBOR (3)	24,294,636	24,294,636
Due January 10, 2019, at 1.10% plus 3 month LIBOR (4)	-	3,174,803

	58,716,253	61,891,056

Loan from Huarong International Trust Co., Ltd. Limited
Due August 9, 2018, at 8.50% per annum (1)	20,522,788	-

Loan from Henan Zhongyuan Microfinance Co., Ltd.
Due July 27, 2018, at 10.00% per annum	7,652,046	7,556,687

Loan from Zhongyuan Aviation Leasing Co.,Ltd.
Due November 23, 2018, at 10.00% per annum (5)	15,304,092	15,113,502

Loan from Bridge Trust Co., Ltd.
Due May 29, 2018, at 9.50% per annum (1)	41,933,213	-
Due November 29, 2018, at 9.50% per annum (1)	45,912,277	-
	87,845,490	-

Loan from China Huarong Asset Management Co., Ltd.Shaanxi Branch
Due December 14, 2018, at 11.50% per annum	15,304,092	15,113,502

Loan from Kunlun Trust Co., Ltd.
Due December 28, 2018, at 8.20% per annum	38,260,231	67,663,150

Uncommitted on-demand revolving facilities from Bank of China International Limited
1.00% plus LIBOR (1)	3,935,538	-
1.00% plus HIBOR (1)	217,765	-
	4,153,303	-

Total short-term bank loans and other debt	247,758,295	167,337,897

(1)	These loans were paid in full during first half year of 2018.

(2)
The loan contract with the Bank of East Asia was amended to extend the maturity date of the loan. Such amendments did not result in a debt extinguishment pursuant to ASC 470-50, Debt – Modifications and Exchanges. Pursuant to the amended loan contract, this loan is denominated in US$ and is secured by restricted cash of US$38,237,161 (December 31, 2017: US$38,719,354).

(3)	Pursuant to the agreements with the Bank of East Asia this short-term debt is denominated in US$ and is secured by restricted cash of US$25,735,272 (December 31, 2017: US$26,059,808).

(4)	Pursuant to the agreements with the Bank of East Asia this short-term debt is denominated in US$ and is secured by restricted cash of US$3,324,971 (December 31, 2017: nil).

(5)
Pursuant to the agreements with Zhongyuan Aviation Leasing Co.,Ltd. this short-term debt is secured by the Group’s 100% equity interest of Zhengzhou Shengdao Real Estate Co., Ltd. and the Zhengzhou Shengdao’s account receivables due from homebuyers amounting to US$16,792,923 (December 31, 2017: US$17,004,691).

As of June 30, 2018, except when otherwise indicated, the Group’s short-term bank loans and other debts were denominated in RMB and were mainly secured by the Group’s real estate properties under development with net book value of US$834,534 (December 31, 2017: US$318,402), land use rights with net book value of US$1,106,743 (December 31, 2017: US$22,192,013), account receivables due from homebuyers amounting to US$16,792,923 (December 31, 2017: US$17,004,691), the Group’s real estate properties development completed with net book value of US$8,707,420 (December 31, 2017: US$83,542,622), and the Group’s real estate properties held for lease with net book value of nil (December 31, 2017: US$102,285,772).

The weighted average interest rate on short-term bank loans and other debt as of June 30, 2018 was 6.55% (December 31, 2017: 7.67%).